Commitments and Contingencies (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 EUR (€) tranche	Jun. 30, 2024 USD ($)	Dec. 31, 2023 EUR (€)
Commitments and contingencies
Payment of performance security deposit | $		$ 2,589
Number of tranches upon achieving certain performance and market conditions | tranche	3
Retainer payment	€ 3,705		€ 181
Property, plant and equipment
Commitments and contingencies
Commitments to acquire assets	14,995		5,376
Within one year
Commitments and contingencies
Future payments for operating contracts	82,694		82,690
Later than one and five years
Commitments and contingencies
Future payments for operating contracts	94,275		100,805
Thereafter
Commitments and contingencies
Future payments for operating contracts	€ 5,624		€ 194